Inventories	12 Months Ended
Jun. 30, 2022
Inventories
Inventories

6.Inventories

Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Finished goods	13,190	8,423	6,150
Parts	5,155	3,902	3,379
	18,345	12,325	9,529
Provision for obsolescence	(919)	(505)	(251)
Net inventory carrying value	17,426	11,820	9,278

During the year ended June 30, 2022, inventories in the amount of $42,585 (2021 - $31,685) were included in cost of sales.